Compensation Plans and Post-Employment Benefits	12 Months Ended
Nov. 30, 2021
Retirement Benefits [Abstract]
Compensation Plans and Post-Employment Benefits	Compensation Plans and Post-Employment Benefits
Equity Plans

We issue our share-based compensation awards, which at November 30, 2021 included time-based share awards (restricted stock awards and restricted stock units), performance-based share awards and market-based share awards (collectively “equity awards”), under the Carnival Corporation and Carnival plc stock plans. Equity awards are principally granted to management level employees and members of our Boards of Directors. The plans are administered by the Compensation Committee which is made up of independent directors who determine which employees are eligible to participate, the monetary value or number of shares for which equity awards are to be granted and the amounts that may be exercised or sold within a specified term. We had an aggregate of 17.6 million shares available for future grant at November 30, 2021. We fulfill our equity award obligations using shares purchased in the open market or with unissued or treasury shares. Our equity awards generally vest over a three-year period, subject to earlier vesting under certain conditions.

	Shares	Weighted-Average Grant Date Fair Value
Outstanding at November 30, 2018	2,280,517	$61.57
Granted	1,357,177	$52.17
Vested	(960,693)	$53.49
Forfeited	(185,625)	$56.13
Outstanding at November 30, 2019	2,491,376	$59.97
Granted	9,971,331	$20.72
Vested	(1,641,570)	$30.68
Forfeited	(480,361)	$50.96
Outstanding at November 30, 2020	10,340,776	$26.61
Granted	4,453,572	$20.65
Vested	(6,618,083)	$21.31
Forfeited	(729,073)	$35.81
Outstanding at November 30, 2021	7,447,192	$26.85

As of November 30, 2021, there was $80 million of total unrecognized compensation cost related to equity awards, which is expected to be recognized over a weighted-average period of 1.3 years.
Single-employer Defined Benefit Pension Plans

We maintain several single-employer defined benefit pension plans, which cover certain of our shipboard and shoreside employees. The U.S. and UK shoreside employee plans are closed to new membership and are funded at or above the level required by U.S. or UK regulations. The remaining defined benefit plans are primarily unfunded. These plans provide pension benefits primarily based on employee compensation and years of service.

	UK Plan (a)		All Other Plans
(in millions)	2021	2020	2021	2020
Change in projected benefit obligation:
Projected benefit obligation as of December 1	$303	$299	$280	$259
Past service cost	—	—	10	20
Interest cost	4	5	4	6
Benefits paid	(10)	(16)	(5)	(14)
Actuarial (gain) loss on plans’ liabilities	(7)	14	(8)	13
Plan curtailments, settlements and other	7	—	(19)	(4)
Projected benefit obligation as of November 30	298	303	263	280

Change in plan assets:
Fair value of plan assets as of December 1	325	312	17	18
Return on plans’ assets	31	23	—	1
Employer contributions	1	6	17	14
Benefits paid	(10)	(16)	(5)	(14)
Plan settlements	—	—	(17)	(2)
Administrative expenses	8	(1)	—	—
Fair value of plan assets as of November 30	355	325	12	17
Funded status as of November 30	$56	$22	$(250)	$(263)

(a) The P&O Princess Cruises (UK) Pension Scheme (“UK Plan”)

The amounts recognized in the Consolidated Balance Sheets for these plans were as follows:

	UK Plan		All Other Plans
	November 30,		November 30,
(in millions)	2021	2020	2021	2020
Other assets	$56	$22	$—	$—
Accrued liabilities and other	$—	$—	$23	$32
Other long-term liabilities	$—	$—	$227	$231

The accumulated benefit obligation for all defined benefit pension plans was $553 million and $584 million at November 30, 2021 and 2020, respectively.

Amounts for pension plans with accumulated benefit obligations in excess of fair value of plan assets are as follows:

	November 30,
(in millions)	2021	2020
Projected benefit obligation	$263	$280
Accumulated benefit obligation	$254	$272
Fair value of plan assets	$12	$17

The net benefit cost recognized in the Consolidated Statements of Income (Loss) were as follows:

	UK Plan			All Other Plans
	November 30,			November 30,
(in millions)	2021	2020	2019	2021	2020	2019
Service cost	$—	$—	$—	$10	$20	$17
Interest cost	4	5	7	4	6	8
Expected return on plan assets	(6)	(8)	(11)	—	(1)	(1)
Amortization of net loss (gain)	—	—	—	4	4	3
Settlement loss recognized	—	—	—	5	1	—
Net periodic benefit cost	$(1)	$(3)	$(3)	$22	$32	$28

The components of net periodic benefit cost other than the service cost component are included in other income (expense), net in the Consolidated Statements of Income (Loss).

Weighted average assumptions used to determine the projected benefit obligation are as follows:

	UK Plan		All Other Plans
	2021	2020	2021	2020
Discount rate	1.6%	1.6%	2.6%	2.2%
Rate of compensation increase	2.7%	2.3%	3.0%	2.8%

Weighted average assumptions used to determine net pension income are as follows:

	UK Plan			All Other Plans
	2021	2020	2019	2021	2020	2019
Discount rate	1.6%	1.9%	3.0%	2.3%	2.9%	3.5%
Expected return on assets	1.9%	3.0%	4.2%	2.3%	3.0%	3.0%
Rate of compensation increase	2.3%	2.9%	3.4%	3.0%	2.7%	3.0%

The discount rate used to determine the UK Plan’s projected benefit obligation was determined as the single equivalent rate based on applying a yield curve determined from AA credit rated bonds at the balance sheet date to the cash flows making up the pension plan’s obligations. The discount rate used to determine the UK Plan’s future net periodic benefit cost was determined as the equivalent rate based on applying each individual spot rate from a yield curve determined from AA credit rated bonds at the balance sheet date for each year’s cash flow. The UK Plan’s expected long-term return on plan assets is consistent with the long-term investment return target provided to the UK Plan’s fiduciary manager (U.K. government fixed interest bonds (gilts) plus 1.0%) and was 1.8% per annum as of November 30, 2021.

Amounts recognized in AOCI are as follows:

	UK Plan		All Other Plans
	November 30,		November 30,
	2021	2020	2021	2020
Actuarial losses (gains) recognized in the current year	$—	$1	$(7)	$13
Amortization and settlements included in net periodic benefit cost	$—	$—	$(12)	$(8)

We anticipate making contributions of $25 million to the plans during 2022. Estimated future benefit payments to be made during each of the next five fiscal years and in the aggregate during the succeeding five fiscal years are as follows:

(in millions)	UK Plan	All Other Plans
2022	$7	$24
2023	7	22

2024	7	24
2025	7	27
2026	8	26
2027-2031	41	146
	$77	$269

Our investment strategy for our pension plan assets is to maintain a diversified portfolio of asset classes to produce a sufficient level of diversification and investment return over the long term. The investment policy for each plan specifies the type of investment vehicles appropriate for the plan, asset allocation guidelines, criteria for selection of investment managers and procedures to monitor overall investment performance, as well as investment manager performance. As of November 30, 2021 and 2020, respectively, the All Other Plans were substantially all unfunded.

The fair values of the plan assets of the UK Plan by investment class are as follows:

	November 30,
	2021	2020
Equities	$62	$55
U.K. government fixed interest bonds (gilts)	283	270

Multiemployer Defined Benefit Pension Plans

We participate in two multiemployer defined benefit pension plans in the UK, the British Merchant Navy Officers Pension Fund (registration number 10005645) (“MNOPF”), which is divided into two sections, the “New Section” and the “Old Section” and the British Merchant Navy Ratings Pension Fund (registration number 10005646) (“MNRPF”). Collectively, we refer to these as “the multiemployer plans.” The multiemployer plans are maintained for the benefit of the employees of the participating employers who make contributions to the plans. The risks of participating in these multiemployer plans are different from single-employer plans, including:

•Contributions made by employers, including us, may be used to provide benefits to employees of other participating employers
•If any of the participating employers were to withdraw from the multiemployer plans or fail to make their required contributions, any unfunded obligations would be the responsibility of the remaining participating employers.
We are contractually obligated to make all required contributions as determined by the plans’ trustees. All of our multiemployer plans are closed to new membership and future benefit accrual. The MNOPF Old Section is fully funded.

We expense our portion of the MNOPF New Section deficit as amounts are invoiced by, and become due and payable to, the trustees. We accrue and expense our portion of the MNRPF deficit based on our estimated probable obligation from the most recent actuarial review. Total expense for the multiemployer plans was $28 million in 2021, $2 million in 2020 and $6 million in 2019.

Based on the most recent valuation at March 31, 2018 of the MNOPF New Section, it was determined that this plan was 98% funded. In 2021, 2020 and 2019, our contributions to the MNOPF New Section did not exceed 5% of total contributions to the fund. Based on the most recent valuation at March 31, 2020 of the MNRPF, it was determined that this plan was 93% funded. In 2021, 2020 and 2019, our contributions to the MNRPF did not exceed 5% of total contributions to the fund. It is possible that we will be required to fund and expense additional amounts for the multiemployer plans in the future; however, such amounts are not expected to be material to our consolidated financial statements.

Defined Contribution Plans

We have several defined contribution plans available to most of our employees. We contribute to these plans based on employee contributions, salary levels and length of service. Total expense for these plans was $35 million in 2021, $24 million in 2020 and $41 million in 2019.